INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
	Year Ended December 31,
	2014	2013	2012
The Netherlands	$3,574	$(4,662)	$(6,899)
Subsidiaries outside of the Netherlands	(1,944)	(1,618)	(704)
Income (Loss) before income tax benefit (expense)	$1,630	$(6,280)	$(7,603)

Schedule of Income Tax Benefit (Expense)
	Year Ended December 31,
	2014	2013	2012
Current:
The Netherlands	$-	$-	$-
Subsidiaries outside of the Netherlands, net of
$0, $1,125 and $0 in income tax benefit (expense)
related to prior period income tax positions
in 2014, 2013 and 2012, respectively	(107)	1,057	(235)
	(107)	1,057	(235)
Deferred:
The Netherlands	-	-	-
Subsidiaries outside of the Netherlands	17	(31)	12
Total income tax benefit (expense)	$(90)	$1,026	$(223)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2014	2013
Deferred tax assets:
Operating loss carryforwards	$18,980	$19,784
Capital loss carryforwards	143	161
Allowance for doubtful accounts	36	21
Tax credit carryforwards	571	554
Accrued expenses	509	572
Total deferred tax assets	20,239	21,092
Deferred tax liabilities:
Depreciation of property and equipment	(87)	(134)
	20,152	20,958
Valuation allowance	(20,021)	(20,844)
Deferred tax assets, net	$131	$114

Schedule of Effective Income Tax Rate
	Year Ended December 31,
	2014	2013	2012
Effective loss (income) tax benefit from continuing
operations at statutory rate	$(408)	$1,578	$1,944
Rate differential	104	(6)	199
Non-deductible income (expense)	(46)	(67)	(269)
Adjustments to prior year tax losses	(105)	45	-
Changes in valuation allowance	823	(63)	(1,811)
Other	(458)	(461)	(286)
Income tax benefit (expense) from continuing
operations	$(90)	$1,026	$(223)